Warrants (Details)	7 Months Ended	8 Months Ended	12 Months Ended
	Jan. 01, 2022 USD ($)	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) D $ / shares shares	Jan. 31, 2020 USD ($)
Class of Warrant or Right [Line Items]
Share price | $ / shares		$ 18.00	$ 18.00
Share based compensation expense | $		$ 14,664,000		$ 83,000
Warrants purchased		705,882	705,882
Redemption price | $ / shares			$ 0.01
Term of notice for redemption of warrants			30 days
Number of trading days | D			20
Number of trading day period prior to redemption of warrant holders | D			30
Private Placement Warrants - Sponsor
Class of Warrant or Right [Line Items]
Warrants issued		15,800,000	15,800,000
Warrants purchased		16,300	16,300
Additional warrants issued			1,500,000
Redemption price | $ / shares			$ 0
Equity Classified Warrants
Class of Warrant or Right [Line Items]
Warrants purchased		45,667	45,667
Public Warrants
Class of Warrant or Right [Line Items]
Number of redeemable warrants | $ / shares			$ 1
Warrants issued		23,000,000	23,000,000
Warrants purchased		23,000	23,000
Redemption price | $ / shares			$ 18.00
Public Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Number of shares in each unit | $			1
Private Placement Warrants - PIPE
Class of Warrant or Right [Line Items]
Warrants issued		16,666,667	16,666,667
Warrants purchased		16,667	16,667
Redemption price | $ / shares			$ 18.00
Private Placement Warrants - GK
Class of Warrant or Right [Line Items]
Warrants issued		5,000,000	5,000,000
Warrants purchased		5,000	5,000
Redemption price | $ / shares			$ 0
Private Placement Warrants - CEO
Class of Warrant or Right [Line Items]
Warrants issued		1,000,000	1,000,000
Share based compensation expense | $	$ 2,800,000		$ 2,800,000
Warrants purchased		1,000	1,000
Redemption price | $ / shares			$ 0